Ordinary shares, preference shares and other equity - Called up share capital, allotted and fully paid and other equity instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance, equity	£ 50,615	£ 47,711
Ending Balance, equity	53,710	50,615
Ordinary share capital [member]
Beginning Balance, equity	2,342	2,342
At1 securities issuance	0	0
At1 securities redemption	0	0
Ending Balance, equity	2,342	2,342
Preference share capital [member]
Beginning Balance, equity	6	6
At1 securities issuance	0	0
At1 securities redemption	0	0
Ending Balance, equity	6	6
Total share capital [member]
Beginning Balance, equity	2,348	2,348
At1 securities issuance	0	0
At1 securities redemption	0	0
Ending Balance, equity	2,348	2,348
Other equity instruments [member]
Beginning Balance, equity	8,323	7,595
At1 securities issuance	1,134	2,302
At1 securities redemption	(836)	(1,574)
Ending Balance, equity	£ 8,621	£ 8,323